Income Taxes - Movement in Net Deferred Tax Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	$ 2,998	$ 2,706
Acquisitions (disposals) through business combinations(3)	(147)	(226)
Charged to statement of operations	885	168
Charged to other comprehensive income	(101)	304
Charged to equity, other than other comprehensive income	(24)	15
Foreign exchange rate movements and Other	(14)	31
Ending balance, deferred tax assets	3,597	2,998
Previously stated
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	2,998	1,526
Ending balance, deferred tax assets		2,998
Increase (decrease) due to changes in accounting policy required by IFRSs
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets		1,180
Investments
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	516	(2,035)
Acquisitions (disposals) through business combinations(3)	13	1
Charged to statement of operations	(564)	2,340
Charged to other comprehensive income	(68)	202
Charged to equity, other than other comprehensive income	2	0
Foreign exchange rate movements and Other	(1)	8
Ending balance, deferred tax assets	(102)	516
Investments | Previously stated
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	516	(1,178)
Ending balance, deferred tax assets		516
Investments | Increase (decrease) due to changes in accounting policy required by IFRSs
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets		(857)
Policy liabilities
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	1,716	3,764
Acquisitions (disposals) through business combinations(3)	(9)	10
Charged to statement of operations	849	(2,153)
Charged to other comprehensive income	(18)	85
Charged to equity, other than other comprehensive income	(56)	0
Foreign exchange rate movements and Other	(3)	10
Ending balance, deferred tax assets	2,479	1,716
Policy liabilities | Previously stated
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	1,716	1,727
Ending balance, deferred tax assets		1,716
Policy liabilities | Increase (decrease) due to changes in accounting policy required by IFRSs
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets		2,037
Deferred acquisition costs
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	84	74
Acquisitions (disposals) through business combinations(3)	0	0
Charged to statement of operations	(5)	4
Charged to other comprehensive income	0	0
Charged to equity, other than other comprehensive income	0	0
Foreign exchange rate movements and Other	(3)	6
Ending balance, deferred tax assets	76	84
Deferred acquisition costs | Previously stated
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	84	74
Ending balance, deferred tax assets		84
Deferred acquisition costs | Increase (decrease) due to changes in accounting policy required by IFRSs
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets		0
Losses available for carry forward
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	986	853
Acquisitions (disposals) through business combinations(3)	(42)	32
Charged to statement of operations	67	(10)
Charged to other comprehensive income	(30)	92
Charged to equity, other than other comprehensive income	6	15
Foreign exchange rate movements and Other	(11)	4
Ending balance, deferred tax assets	976	986
Losses available for carry forward | Previously stated
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	986	853
Ending balance, deferred tax assets		986
Losses available for carry forward | Increase (decrease) due to changes in accounting policy required by IFRSs
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets		0
Pension and other employee benefits
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	242	301
Acquisitions (disposals) through business combinations(3)	8	8
Charged to statement of operations	49	(6)
Charged to other comprehensive income	38	(75)
Charged to equity, other than other comprehensive income	0	0
Foreign exchange rate movements and Other	(10)	14
Ending balance, deferred tax assets	327	242
Pension and other employee benefits | Previously stated
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	242	301
Ending balance, deferred tax assets		242
Pension and other employee benefits | Increase (decrease) due to changes in accounting policy required by IFRSs
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets		0
Other
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	(546)	(251)
Acquisitions (disposals) through business combinations(3)	(117)	(277)
Charged to statement of operations	489	(7)
Charged to other comprehensive income	(23)	0
Charged to equity, other than other comprehensive income	24	0
Foreign exchange rate movements and Other	14	(11)
Ending balance, deferred tax assets	(159)	(546)
Other | Previously stated
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	$ (546)	(251)
Ending balance, deferred tax assets		(546)
Other | Increase (decrease) due to changes in accounting policy required by IFRSs
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets		$ 0